Bank loan (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Schedule of Movement of Bank Loan

The following outlines the movement of the bank loan from September 30, 2021 to December 31, 2023:

($)
Balance at September 30, 2021	—
Draw-down	10,000
Less: transaction costs and fees	(597)
Gain on loan modification	(316)
Interest expense	617
Interest paid	(342)
Balance at September 30, 2022	9,362
Interest expense	279
Interest paid	(193)
Balance at December 31, 2022	9,448
Additional draw-down	17,787
Repayment	(17,500)
Less: transaction costs and fees	(418)
Modification adjustment	249
Interest expense	1,584
Interest paid	(1,119)
Balance at December 31, 2023	10,031